Prepaid Expenses and Other Accounts Receivables (Tables)	6 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Accounts Receivables [Abstract]
Schedule of Prepaid Expenses and Other Accounts Receivables
	June 30, 2026	December 31, 2025
	USD in thousands

Deferred offering costs	296	296
Government authorities	50	229
Prepaid expenses	235	293
Deferred charges and other assets	163	163
	744	981